SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
A summary of the effect of the corrections on the Consolidated Balance Sheet as of December 31, 2017 and 2016 is as follows:

	December 31, 2017
(In thousands)	As Reported	Correction	Revised
Deferred tax liability	318,107	3,335	321,442
Other long-term liabilities	270,415	13,554	283,969
Accumulated deficit	(4,765,514)	(15,731)	(4,781,245)
Accumulated other comprehensive loss	(338,936)	(1,158)	(340,094)
Total Stockholders' Deficit	(1,841,405)	(16,889)	(1,858,294)

	December 31, 2016
(In thousands)	As Reported	Correction	Revised
Cash and cash equivalents	$541,995	$(10,458)	$531,537
Current assets	1,341,435	(10,458)	1,330,977
Total Assets	5,718,828	(10,458)	5,708,370
Deferred tax liability	638,705	3,308	642,013
Other long-term liabilities	259,311	2,620	261,931
Noncontrolling interest	149,886	(5,712)	144,174
Accumulated deficit	(4,125,798)	(11,099)	(4,136,897)
Accumulated other comprehensive loss	(386,658)	425	(386,233)
Total Stockholders' Deficit	(930,926)	(16,386)	(947,312)
Total Liabilities and Stockholders’ Deficit	5,718,828	(10,458)	5,708,370

A summary of the effect of the corrections on the Consolidated Statements of Comprehensive Loss for the years ended December 31, 2017, 2016 and 2015 is as follows:

	Year Ended December 31, 2017
(In thousands)	As Reported	Correction	Revised
Revenue	$2,591,265	$(2,563)	$2,588,702
Direct operating expenses (excludes depreciation and amortization)	1,402,765	7,002	1,409,767
Selling, general and administrative expenses (excludes depreciation and amortization)	508,637	(9,424)	499,213
Operating income	232,426	(141)	232,285
Interest expense	381,149	(1,448)	379,701
Loss before income taxes	(907,735)	1,307	(906,428)
Consolidated net loss	(627,517)	1,307	(626,210)
Less amount attributable to noncontrolling interest	12,199	5,939	18,138
Net loss attributable to the Company	(639,716)	(4,632)	(644,348)
Foreign currency translation adjustments	45,151	(1,810)	43,341
Other comprehensive income	56,898	(1,810)	55,088
Comprehensive loss	(582,818)	(6,442)	(589,260)
Less amount attributable to noncontrolling interest	9,176	(227)	8,949
Comprehensive loss attributable to the Company	(591,994)	(6,215)	(598,209)
Basic loss per share	(1.77)	(0.01)	(1.78)
Diluted loss per share	(1.77)	(0.01)	(1.78)

	Year Ended December 31, 2016
(In thousands)	As Reported	Correction	Revised
Revenue	$2,688,884	$(9,062)	$2,679,822
Direct operating expenses (excludes depreciation and amortization)	1,422,058	(3,739)	1,418,319
Selling, general and administrative expenses (excludes depreciation and amortization)	515,202	219	515,421
Operating income	637,478	(5,542)	631,936
Interest expense	374,892	137	375,029
Income before income taxes	241,055	(5,679)	235,376
Consolidated net income	164,399	(6,522)	157,877
Less amount attributable to noncontrolling interest	23,002	(195)	22,807
Net income attributable to the Company	141,397	(6,327)	135,070
Foreign currency translation adjustments	22,408	949	23,357
Other comprehensive income	56,748	949	57,697
Comprehensive income	198,145	(5,378)	192,767
Less amount attributable to noncontrolling interest	(8,427)	389	(8,038)
Comprehensive income attributable to the Company	206,572	(5,767)	200,805
Basic income per share	0.39	(0.02)	0.37
Diluted income per share	0.39	(0.02)	0.37

	Year Ended December 31, 2015
(In thousands)	As Reported	Correction	Revised
Direct operating expenses (excludes depreciation and amortization)	$1,494,902	$(9,067)	$1,485,835
Selling, general and administrative expenses (excludes depreciation and amortization)	531,504	(3,683)	527,821
Operating income	260,858	12,750	273,608
Interest expense	355,669	248	355,917
Loss before income taxes	(21,274)	12,502	(8,772)
Consolidated net loss	(71,217)	12,502	(58,715)
Less amount attributable to noncontrolling interest	24,764	(135)	24,629
Net loss attributable to the Company	(95,981)	12,637	(83,344)
Foreign currency translation adjustments	(112,729)	(53)	(112,782)
Other comprehensive loss	(121,634)	(53)	(121,687)
Comprehensive loss	(217,615)	12,584	(205,031)
Less amount attributable to noncontrolling interest	(11,154)	269	(10,885)
Comprehensive loss attributable to the Company	(206,461)	12,315	(194,146)
Basic loss per share	(0.27)	0.04	(0.23)
Diluted loss per share	(0.27)	0.04	(0.23)

Barter And Trade Revenues And Expenses
Trade and barter revenues and expenses from continuing operations were as follows:

(In millions)	Years Ended December 31,
	2017	2016	2015
Trade and barter revenues	$17.4	$12.5	$15.2
Trade and barter expenses	11.3	11.9	8.7

Schedule of Restricted Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the Consolidated Balance Sheet to the total of the amounts reported in the Consolidated Statement of Cash Flows:

(In thousands)	December 31, 2017	December 31, 2016
Cash and cash equivalents	$144,119	$531,537
Restricted cash included in:
Other current assets	26,096	680
Other assets	18,095	20,474
Total cash, cash equivalents and restricted cash in the Statement of Cash Flows	$188,310	$552,691